Risk management - Liquidity risks and Capital risk management (Details) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Liquidity risk
Risk management
Term of operational cash flow to be covered	12 years
Term of debt service to be covered	12 years
Term of highly-liquid instruments purchased with surplus cash	723 days
Liquidity risk | Not later than one year
Risk management
Loans and financing	BRL 2,485,566	BRL 2,056,644
Derivative financial instruments	119,473	225,852
Trade and other payables	3,235,427	1,988,581
Total	5,840,466	4,271,077
Liquidity risk | Later than one year and not later than two years
Risk management
Loans and financing	2,658,719	3,670,577
Derivative financial instruments	67,671	161,454
Trade and other payables	63,431	50,268
Total	2,789,821	3,882,299
Liquidity risk | Later than two years and not later than five years
Risk management
Loans and financing	8,994,927	10,186,429
Derivative financial instruments	169,112	135,723
Trade and other payables	50,189	37,481
Total	9,214,228	10,359,633
Liquidity risk | Later than five years
Risk management
Loans and financing	9,987,428	6,914,993
Derivative financial instruments		44,962
Trade and other payables	45,452	23,606
Total	BRL 10,032,880	BRL 6,983,561
Capital risk management
Risk management
Term of operational cash flow to be covered	12 months
Term of debt service to be covered	12 months